Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events
(22) Subsequent Events
(a)
On March 25, 2011, the Company announced that it has reached definitive agreements to sell its 55% equity interest in Datong to an independent third party at a cash consideration of approximately US$63,690. In addition, Datong agreed to pay a cash dividend of RMB10,000 exclusively to the Company. The transaction has been completed on March 25, 2011.

(b)
On February 15, 2011, the Company entered into an agreement to waive the selling shareholders of Fanlian, Mintai, Baolian and Fangda to transfer 5% interest in Fanlian, Mintai, Baolian and Fangda if these entities fails to meet performance target as described in note (3)(a).

(c)
On April 28, 2011, our board of directors approved the grant of options to purchase an aggregate of 28,400,000 ordinary shares to certain directors, officers and employees pursuant to the amended and restated 2007 Share Incentive Plan. The exercise price of these options is US$0.734 per ordinary share equal to the closing price of ADS at grant date. These options will vest over a four-year period starting from March 31, 2012.